17. SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
17. SUBSEQUENT EVENTS

In August 2014 the Company entered into a Strategic Relationship Agreement with Greentek Fluid Innovations, LLC (“GFI”). Under this agreement, the Company purchased all of the intellectual property owned by GFI and developed in collaboration with Inventek and/or Dr. Andrecola and appointed GFI as a master distributor with respect to products and services related to and in support of efforts in which GFI has oil and gas expertise.  In consideration for the intellectual property the Company issued 10,000,000 shares of common stock to GFI. The agreement terminates June 30, 2019.

In September 2014, TTI and certain of its wholly-owned subsidiaries (collectively, “TTI”), Galesi, Raquet and FWD, LLC (collectively, “FWD”) and the Company entered into a Confidential Settlement Agreement and Mutual Release (the “Settlement Agreement”).  Each of Galesi, Raquet and FWD LLC are affiliates of the Company.  Under the Settlement Agreement TTI in effect sold to FWD for cash consideration (i) 30,600,778 shares of the Company’s common stock owned by TTI and its chairman, representing all of the  shares of common stock owned by TTI and (ii) assigned all of their rights and claims arising under the Company’s 6% Secured Note, dated January 27, 2012, as amended, in the principal amount of $3,400 plus accrued interest of $488 held by TTI as well as $1,717 of accounts payable and accrued expenses due TTI and any other rights, title or interest against company assets (see note 8). In addition, Galesi, Racquet and FWD LLC, on the one hand, and TTI, on the other hand, agreed to discontinue certain legal proceedings between them relating to an action commenced by TTI to collect a debt owed to them by Inventek.

In September 2014, FWD and the Company entered into a Loan Extension Agreement for the $3,400 6% Secured Note, plus accrued interest and a $1,757 Promissory Note for past due accounts payable and accrued expenses. The promissory note bears interest at a rate of three and a quarter (3.25%) percent. Under the Loan Extension Agreement and Promissory Note the maturity date of outstanding balances have been extended to October 1, 2015.

On September 30, 2014, the Company realized gross proceeds of $350 from the sale of 6% Convertible Debentures, due March 31, 2016, in the aggregate original principal amount of $350 and Warrants to four accredited investors.